TEP FUND, INC.
                                  Annual Report
                                November 30, 1996

                                 TEP FUND, INC.
                          780 Third Avenue - Suite 3103
                           New York, N.Y. 10017-2024

                                                                January 22, 1997

     We are pleased to enclose a check to shareholders of record on December 20, 1996, in payment of a dividend at the rate of $.54 cents per share. In our last annual letter to shareholders we stated that dividends in the year ending November 30, 1996, were expected to be reduced. This was due to the continued maturities and calls for early redemption of some bonds carrying higher interest rates. Even so, dividends declared for the year ended November 30, 1996, total $1.07 per share ($.53 cents distributed in July 1996 and this dividend of $.54).

     We are again sorry to report that dividends may be reduced again in 1997. Interest rates have been lower for the last several years and as many high rate bonds have matured or been called, they have been replaced by lower paying bonds. This will continue in 1997 with over $1,200,000 in bonds maturing or likely to be called. Gains on these maturities and expected calls may allow us to keep 1997 dividends flat with 1996. However, except for the distribution of gains, it is anticipated that annual dividends will continue to be reduced in the future, although at a slower pace. But the exact amounts are contingent upon
(a) how many bonds are called (b) the rates at which the proceeds are reinvested
(c) actual expenses approximating budgeted expenses (d) the amount of realized capital gains, and (e) other unforeseen events.

     All the interest income received by Tep Fund, Inc. in 1996 and distributed to shareholders is exempt from U.S. income taxes. However, the long term capital gains distributed of $.0016 cents per share are taxable. Tep Fund, Inc. will issue 1099 information slips for 1996 stating the amount of capital gains to be reported by all shareholders. Few shareholders will be affected as you would need to own over 600 shares to generate $1 in reportable gains.

     To assist you in determining the source of interest income earned by our portfolio on a state-by-state basis, we have set forth below a chart which provides this information. For example, if you are a resident of New York State, 9.67% of the distributions you received in 1996 were from sources within New York, and would be exempt from New York State income tax. Tax treatment by source of income will depend upon the laws of your particular state or local taxing authority.

     You should consult your tax advisor with respect to state and local taxation of interest income and capital gains.

     We have enclosed our Annual Report for the fiscal year ended November 30, 1996.

     The primary objective of the Fund continues to be the preservation of the capital of the Fund through investment in only high quality municipal bonds, diversified as to issue and maturity.

     The book value of a share of Tep Fund (based upon the market value of the bonds held) decreased from $20.17 at November 30, 1995, to $19.95 at November 30, 1996, due to the increase in interest rates during the year. This caused bond prices to decrease.

     The Board of Directors join me in expressing our gratitude to our shareholders for their continued support and interest in the Tep Fund, Inc.


                                        /s/ Sol Cooper
                                        ----------------------
                                        Sol Cooper
                                        Chairman and President

                   PERCENTAGE OF 1996 INTEREST INCOME BY STATE

--------------------------------------------------------------------------------
California              6.12%                     New Hampshire            1.06%

Delaware                1.99%                     Nevada                   4.56%

Florida                 9.75%                     New Jersey               2.03%

Georgia                 4.19%                     New York                 9.67%

Hawaii                  4.12%                     Ohio                     4.49%

Illinois                6.60%                     Pennsylvania             4.81%

Louisiana               3.77%                     Rhode Island             3.36%

Maine                   0.25%                     Texas                    6.53%

Maryland                7.46%                     Washington               4.36%

Massachusetts           4.78%                     Wisconsin                2.61%

Michigan                2.11%                     Wyoming                  1.80%
                                                                          ------
Mississippi             2.89%                     TOTAL                    100.%
                                                                          ------
Missouri                0.69%
--------------------------------------------------------------------------------

                                                       PUSTORINO,
                                                          PUGLISI      PP&C
                                                       & CO., LLP     [LOGO]
                                     CERTIFIED PUBLIC ACCOUNTANTS
                                               515 MADISON AVENUE
                                         NEW YORK, NEW YORK 10022
                              (212) 832-1110   FAX (212) 755-6748

                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------

To The Board of Directors and Shareholders
Tep Fund, Inc.
New York, New York 10016

We have audited the accompanying statements of net assets of Tep Fund, Inc., as of November 30, 1996 and 1995, including the portfolio of investments in tax-exempt securities as of November 30, 1996, and the related statements of operations and changes in net assets and the selected per share data and ratios for the years ended November 30, 1996 and 1995. These financial statements and peer share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Tep Fund, Inc. as of November 30, 1996 and 1995, the results of its operations and changes in its net assets, and the selected per share data and ratios for the years then ended, in conformity with generally accepted accounting principles.


/s/ PUSTORINO, PUGLISI & CO., LLP

PUSTORINO, PUGLISI & CO., LLP
New York, New York
January 3, 1997

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF NET ASSETS
                           NOVEMBER 30, 1996 AND 1995

                                                        1996           1995
                                                    ------------   ------------
               ASSETS
               ------

PORTFOLIO OF INVESTMENTS IN MUNICIPAL
     BONDS
     (SCHEDULE AND NOTE 1)                          $ 12,161,199   $ 12,251,474

CASH & MONEY MARKET ACCOUNTS                             159,453        196,972

ACCRUED INTEREST RECEIVABLE                              205,511        219,592

PREPAID EXPENSE                                            1,145

                                                    ------------   ------------
          TOTAL ASSETS                                12,527,308     12,668,038

               LIABILITIES
               -----------

ACCRUED EXPENSES                                          10,168         12,784
                                                    ------------   ------------

SUBSEQUENT EVENT (NOTES 5)

          NET ASSETS                                $ 12,517,140   $ 12,655,254
                                                    ============   ============

          NET ASSETS PER SHARE (NOTE 4)
            (627,459 SHARES OUTSTANDING)            $      19.95   $      20.17

See Notes to Financial Statements.

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF OPERATIONS
                 FOR THE YEARS ENDED NOVEMBER 30, 1996 AND 1995

                                                        1996           1995
                                                    ------------   ------------

INVESTMENT INCOME:
     TAX-EXEMPT INTEREST (NOTE 1)                   $    733,362   $    763,268
                                                    ------------   ------------

EXPENSES:
     CUSTODIAN FEES                                        6,000          6,000
     DIRECTORS' FEES                                       4,500          4,500
     LEGAL FEES                                            3,750          5,535
     ACCOUNTING FEES                                       8,750          7,790
     SEC, SHAREHOLDERS' REPORTS & BANK CHARGE              1,592            948
     REGISTRAR & TRANSFER                                  3,027          2,713
     INSURANCE                                             1,145          1,580
     FRANCHISE TAXES                                         704            713
     INVESTMENT ADVISORY FEES (NOTE 2)                    31,010         29,963
                                                    ------------   ------------

          TOTAL EXPENSES                                  60,478         59,742
                                                    ------------   ------------

          NET INVESTMENT INCOME                          672,884        703,526
                                                    ------------   ------------

REALIZED GAIN FROM SECURITY TRANSACTIONS
  (NOTE 3)                                                 1,000         52,028
------------------------------------------------    ------------   ------------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 1):
     BEGINNING OF PERIOD                                 942,342        189,237
     END OF PERIOD                                       833,098        942,342
                                                    ------------   ------------

     INCREASE/(DECREASE) IN UNREALIZED
       APPRECIATION ON INVESTMENTS                      (109,244)       753,105
                                                    ------------   ------------

     NET INCREASE/(DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                    $    564,640   $  1,508,659
                                                    ============   ============

PERCENT OF TOTAL EXPENSES TO TAX-EXEMPT
INTEREST INCOME                                             8.25%          7.83%
                                                    ============   ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED NOVEMBER 30, 1996 AND 1995

                                                        1996           1995
                                                    ------------   ------------

INCREASE IN NET ASSETS - OPERATIONS:

     NET INVESTMENT INCOME                          $    672,884   $    703,526

     REALIZED GAIN FROM SECURITY
     TRANSACTIONS                                          1,000         52,028

     INCREASE/(DECREASE) IN UNREALIZED
       APPRECIATION ON INVESTMENTS                      (109,244)       753,105
                                                    ------------   ------------

NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                              564,640      1,508,659

DIVIDENDS PAID TO SHAREHOLDERS ($1.12 PER SHARE
  IN 1996 AND $1.25 IN 1995)*                           (702,754)      (784,324)
                                                    ------------   ------------

NET INCREASE/(DECREASE) IN NET ASSETS                   (138,114)       724,335

NET ASSETS:
     AT BEGINNING OF PERIOD                           12,655,254     11,930,919
                                                    ------------   ------------

     AT END OF PERIOD (INCLUDES UNDISTRIBUTED
     INVESTMENT INCOME OF $364,780 IN
     1996 AND $393,650 IN 1995)                     $ 12,517,140   $ 11,930,919
                                                    ============   ============

See Notes to Financial Statements.

* DIVIDENDS:
     A dividend of $.61 per share was declared May 31, 1995 and was paid July 19, 1995.
     A dividend of $.59 per share was declared November 28, 1995 and was paid January 16, 1996.
     A dividend of $.53 per share was declared May 31, 1996 and was paid July 24, 1996.
     A dividend of $.54 per share was declared November 26, 1996 and is to be paid January 22, 1997.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                           November 30, 1996 and 1995

NOTE 1 - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

     A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies:

          (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent bid prices or, for the majority of the portfolio securities, at values determined by the Service considering factors such as prices of comparable quality securities, coupon rates, maturity and general market conditions.

          (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

          All securities owned by the Fund are held in a custodian account at Citibank, N.A.

          (iii) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax would be required, except for a provision for capital gains taxes if the capital gains were not distributed to shareholders. Long term capital gains realized during the years ended November 30, 1996 and 1995 were $1,000 and $52,028, respectively. Such realized long term capital gains were included in the dividends reportable by shareholders during the years ended November 30, 1996, ($.0016 per share) and November 30, 1995 ($.029 per share).(See note 3). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $833,098 and $942,342 at November 30, 1996 and 1995, respectively.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                           November 30, 1996 and 1995

NOTE 1 (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

          (iv) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized under the straight-line method from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

     B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It: also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Only short-term tax-exempt instruments with a rating within the three highest grades by Moody's or S & P are purchased. Short term funds are invested in Citibank's Landmark Tax Free Reserve Fund. The Fund will not invest more than 15% of its assets in uninsured industrial development bonds, and does not purchase the securities of any issuer (except securities guaranteed by the United States government, its agencies or instrumentalities) if as a result thereof more than 5% of its total assets would be invested in the securities of such issuer or if the Fund would own more than 5% of any class of the issuer's outstanding securities.

NOTE 2 - INVESTMENT ADVISORY FEE

     Under the terms of a contract renewed for the two years ended November 30, 1997 the Fund paid Capital Builders Advisory Services, Inc. an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                           November 30, 1996 and 1995

NOTE 3 - PURCHASE AND SALES OF SECURITIES

     For the years ended November 30, 1996 and 1995, the Fund made purchases of tax-exempt securities at a cost of $840,480 and $1,481,451 respectively.

     The Fund had redemptions of tax-exempt securities of $804,000 in 1996 and $1,465,800 in 1995. The amortized cost of these securities was $803,000 and $1,413,772, respectively, resulting in realized gains in 1996 of $1,000 and $52,028 in 1995.

NOTE 4 - COMMON STOCK

     The company is authorized to issue 1,000,000 shares of common stock with a par value of $.10 per share. At November 30, 1996 there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the two years ended November 30, 1996.

NOTE 5 - SUBSEQUENT EVENT

     On November 26, 1996 the Board of Directors declared a $.54 per share dividend, to be paid on January 22, 1997 to shareholders of record on December 20, 1996.

                                 TEP FUND, INC.
          FOR THE YEARS ENDED NOVEMBER 30, 1996, 1995, 1994, 1993, 1992
                          SUPPLEMENTARY PER SHARE DATA

                                         ------      ------      ------      ------      ------
                                          1996        1995        1994        1993        1992
                                         ------      ------      ------      ------      ------

SELECTED PER SHARE DATA:

INVESTMENT INCOME                        $ 1.17      $ 1.22      $ 1.31      $ 1.39      $ 1.56

EXPENSES                                 ($0.10)     ($0.10)     ($0.10)     ($0.08)     ($0.08)
                                         ------      ------      ------      ------      ------
NET INVESTMENT INCOME                    $ 1.07      $ 1.12      $ 1.21      $ 1.31      $ 1.48

DIVIDENDS PAID TO SHAREHOLDERS           ($1.12)     ($1.25)     ($1.38)     ($1.44)     ($1.54)

NET REALIZED GAIN (LOSS) FROM
  SECURITY TRANSACTIONS                  $ 0.00*     $ 0.08      $ 0.10      $ 0.12      $ 0.02

NET INCREASE/(DECREASE) IN UNREALIZED
  APPPRECIATON OF INVESTMENTS            ($0.17)     $ 1.20      ($1.72)     $ 0.11      ($0.13)
                                         ------      ------      ------      ------      ------

NET INCREASE/(DECREASE) IN               ($0.22)     $ 1.15      ($1.79)     $ 0.10      ($0.17)
  NET ASSET VALUE

NET ASSET VALUE:
     BEGINNING OF PERIOD                 $20.17      $19.01      $20.80      $20.70      $20.87
                                         ------      ------      ------      ------      ------

     END OF PERIOD                       $19.95      $20.17      $19.01      $20.80      $20.70
                                         ======      ======      ======      ======      ======

ANNUALIZED PERCENT OF EXPENSES TO
  AVERAGE NET ASSETS                       0.48%       0.49%       0.49%       0.38%       0.37%
                                         ======      ======      ======      ======      ======

ANNUALIZED PERCENT OF NET INVESTMENT
   INCOME TO AVERAGE NET ASSETS            5.35%       5.72%       6.08%       6.31%       7.14%
                                         ======      ======      ======      ======      ======

The number of shares outstanding during the periods above was 627,459.

See Notes to Financial Statements.

* Gain on security transactions of $1,000 was less then $.01 per share.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1996

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/96      11/30/96
------------------------------------------------------------------------------------------------------------------

  4.31%    GEORGIA
           -------
           STATE ENVIRONMENTAL FACS.                 6.200%       7/1/11    $  500,000    $  498,500    $  524,045
           CALLABLE 7/1/99 @ 102
           RATED AA+/Aaa

  4.40%    HAWAII
           ------
           STATE GENERAL OBLIGATION                  7.200%       9/1/06    $  250,000    $  247,645    $  277,923
           CALLABLE 9/1/00 @ 101
           PREREFUNDED 9/1/00 @ 101
           RATED AA/Aaa

           STATE GENERAL OBLIGATION                  5.000%       2/1/03    $  250,000    $  250,000    $  256,928
           NON-CALLABLE
           RATED AA/Aa
                                                                            --------------------------------------
           TOTAL HAWAII                                                     $  500,000    $  497,645    $  534,851

  6.04%    ILLINOIS
           --------
           STATE GENERAL OBLIGATION                  9.500%     11/01/04    $  500,000    $  500,000    $  530,965
           CALLABLE 11/1/97 @ 101
           PREREFUNDED 11/1/97 @ 101
           RATED AA

           ILLINOIS HEALTH FACS AUTH REV             5.500%      2/15/09    $  200,000    $  200,000    $  202,994
           SINAI HEALTH SYSTEM
           CALLABLE 2/15/06 @ 102
           AMBAC INSURED
           RATED AAA/Aa
                                                                            --------------------------------------
           TOTAL ILLINOIS                                                   $  700,000    $  700,000    $  733,959

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1996

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/96      11/30/96
------------------------------------------------------------------------------------------------------------------
  5.84%    CALIFORNIA
           ----------
           STATE GENERAL OBLIGATION                  8.200%      10/1/99    $  500,000    $  451,665    $  554,030
           VETS WELFARE 1980
           NON CALLABLE
           RATED A+/A1

           LOS ANGELES COMMUNITY SERIES              6.450%       7/1/17    $  150,000    $  153,000    $  156,300
           PREREFUNDED 7/1/06 @ 100
           CALLABLE 7/1/04 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL CALIFORNIA                                                 $  650,000    $  604,665    $  710,330

  2.18%    DELAWARE
           --------
           STATE GENERAL OBLIGATION                  5.900%      8/15/00    $  250,000    $  255,642    $  264,887
           NON CALLABLE
           RATED AA+/Aa1

  7.96%    FLORIDA
           -------
           ORLANDO UTILITY COMMISSION                9.625%      10/1/03    $  500,000    $  497,500    $  649,390
           WATER & ELECTRIC REVENUE
           NON CALLABLE
           RATED AAA/Aaa

           PALM BEACH COUNTY                         8.250%       7/1/04    $  100,000    $  100,000    $  105,459
           SOLID WASTE AUTH REV
           CALLABLE 7/1/97 @103
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  7.375%       7/1/19    $  100,000    $  100,500    $  109,863
           PREREFUNDED 7/1/99 @ 102
           RATED AA/Aaa

           BOARD OF EDUCATION CAP OUTL               5.750%       1/1/12    $  100,000    $   99,900    $  103,389
           CALLABLE 1/1/04 @ 101
           RATED AA/Aa
                                                                            --------------------------------------
           TOTAL FLORIDA                                                    $  800,000    $  797,900    $  968,101

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1996

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/96      11/30/96
------------------------------------------------------------------------------------------------------------------
  4.31%    LOUISIANA
           ---------
           STATE GENERAL OBLIGATION                  5.250%       8/1/03    $  300,000    $  301,287    $  311,598
           SERIES "A" NON CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  6.100%       5/1/11    $  200,000    $  199,000    $  212,042
           CALLABLE 5/1/04 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL LOUISIANA                                                  $  500,000    $  500,287    $  523,640

  6.26%    MARYLAND
           --------
           MONTGOMERY COUNTY                         5.300%       7/1/01    $  250,000    $  250,850    $  261,572
           CONSTRUCTION IMPROVEMENT
           NON CALLABLE
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  8.400%      12/1/96    $  500,000    $  480,210    $  500,135
           NON CALLABLE
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL MARYLAND                                                   $  750,000    $  731,060    $  761,707

  5.38%    MASSACHUSETTS
           -------------
           STATE GENERAL OBLIGATION                  6.000%       6/1/11    $  500,000    $  499,000    $  515,680
           FGIC INSURED
           CALLABLE 6/1/01 @ 100
           RATED AAA/Aaa

           STATE WATER RES AUTHORITY                 5.250%       3/1/13    $  140,000    $  137,480    $  138,032
           AMBAC INSURED
           CALLABLE 3/1/03 @ 102
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL MASSACHUSETTS                                              $  640,000    $  636,480    $  653,712

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1996

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/96      11/30/96
------------------------------------------------------------------------------------------------------------------
  2.28%    MICHIGAN
           --------
           STATE ENVIRONMENTAL AUTH.                 6.250%      11/1/08    $  250,000    $  261,251    $  277,320
           CALLABLE 11/1/02 @ 102
           RATED AA/Aa

  2.77%    MISSISSIPPI
           -----------
           STATE GENERAL OBLIGATION                  7.125%      10/1/07    $  300,000    $  297,792    $  336,702
           PREREFUNDED 10/1/00 @ 102
           RATED AAA/Aaa

  0.83%    MISSOURI
           --------
           STATE GENERAL OBLIGATION                  5.100%       8/1/09    $  100,000    $   99,750    $  101,251
           WATER POLLUTION SERIES A
           CALLABLE 8/1/03 @ 102
           RATED AAA/Aaa

  4.46%    NEVADA
           ------
           STATE GENERAL OBLIGATION                  7.000%       8/1/06    $  250,000    $  246,875    $  272,195
           CALLABLE 8/1/99 @ 102
           RATED AA/Aa

           STATE GENERAL OBLIGATION                  6.500%      10/1/09    $  250,000    $  263,634    $  270,640
           CALLABLE 10/1/02 @ 101
           RATED AA/Aa
                                                                            --------------------------------------
           TOTAL NEVADA                                                     $  500,000    $  510,509    $  542,835

  1.29%    NEW HAMPSHIRE
           -------------
           STATE GENERAL OBLIGATION                  5.250%      7/15/04    $  150,000    $  150,994    $  156,695
           SERIES "B"
           CALLABLE 7/15/03 @ 102
           MSF 1/15/04 @ 100
           RATED AA+/Aa

  2.18%    NEW JERSEY
           ----------
           STATE GENERAL OBLIGATION                  6.000%      2/15/10    $  250,000    $  249,125    $  265,607
           CALLABLE 2/15/03 @ 102
           RATED AA+/Aa1

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1996

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/96      11/30/96
------------------------------------------------------------------------------------------------------------------
 11.07%    NEW YORK
           --------
           NEW YORK STATE MED CAR FACS               5.750%      8/15/19    $  100,000    $  100,000    $  100,670
           REV HOSP & NURSING HOME
           CALLABLE 8/15/04 @ 100
           FHA INSURED
           RATED AAA

           BOARD OF EDUCATION                        5.600%      6/15/01    $  100,000    $  101,314    $  105,228
           STATE GENERAL OBLIGATION
           NON CALLABLE
           RATED A-/A

           N.Y. MED CARE FACS. FIN. AGENC            6.600%      2/15/31    $  250,000    $  253,577    $  268,258
           REV. HOSPITAL & NURSING HOME
           CALLABLE 2/15/03 @ 102
           SKG FUND 2/07-2/2011
           FHA INSURED
           RATED AAA/Aa

           STATE DORMITORY AUTHORITY                 5.700%       7/1/97    $  125,000      $125,475    $  126,512
           FOUNDLING CHARITABLE CORP
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           N.Y. MED CARE FACS. FIN. AGENC            6.600%      2/15/09    $  500,000    $  498,825    $  555,870
           CALLABLE 2/15/05 @ 102
           FHA/AMBAC INSURED
           RATED AAA/Aaa

           THRUWAY AUTHORITY SVC.                    6.000%       1/1/04    $  175,000    $  184,987    $  189,340
           HWY & BRDG-SERIES A
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL NEW YORK                                                   $1,250,000    $1,264,178    $1,345,878

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1996

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/96      11/30/96
------------------------------------------------------------------------------------------------------------------
  4.66%    OHIO
           ----
           STATE G.O. INFRASTRUCTURE IMP             6.650%       9/1/09    $  500,000    $  540,938    $  566,885
           NON CALLABLE
           SINKING FUND 9/1/05
           RATED AA+/Aa1

  4.90%    PENNSYLVANIA
           GENERAL OBLIGATIONS                       6.500%      11/1/04    $  400,000    $  398,208    $  439,028
           SECOND SERIES A
           CALLABLE 11/1/01 @ 101.5
           MBIA INSURED
           RATED AAA/Aaa

           STATE RFDG & PROJS                        6.400%       1/1/99    $  150,000    $  156,059    $  156,955
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL PENNSYLVANIA                                               $  550,000    $  554,267    $  595,983

  3.55%    RHODE ISLAND
           ------------
           BOARD OF EDUCATION                        6.100%      6/15/03    $  100,000    $  103,059    $  108,815
           CALLABLE 6/15/02 @ 102
           FGIC INSURED
           RATED AAA/Aaa

           GENERAL OBLIGATIONS
           CONSTRUCTION IMPROVEMENT                  6.250%      5/15/09    $  300,000    $  300,000    $  322,893
           SERIES B
           CALLABLE 5/15/00 @ 102
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL RHODE ISLAND                                               $  400,000    $  403,059    $  431,708

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1996

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/96      11/30/96
------------------------------------------------------------------------------------------------------------------
  6.71%    TEXAS
           -----
           STATE PUBLIC FINANCE AUTH.                6.000%      10/1/05    $  125,000    $  125,000    $  137,202
           G.O. OF TEXAS
           SERIES "A" DATED 9/30/92
           NON CALLABLE
           RATED AA/Aa

           STATE PUBLIC FINANCE AUTH.
           G.O. OF TEXAS                             6.000%      10/1/06    $  150,000    $  148,598    $  164,961
           SERIES "A" DATED 9/30/92
           NON CALLABLE
           RATED AA/Aa

           STATE WATER DEVELOPMENT
           G.O. OF TEXAS                             7.750%       8/1/09    $  250,000    $  246,975    $  264,040
           SERIES "B" DATED 6/1/88
           CALLABLE 8/1/98 @ 100
           RATED AA/Aa

           CHANNELVIEW GENERAL OBLG.                 5.000%      8/15/08    $  250,000    $  248,750    $  249,763
           CALLABLE 8/15/04 @ 100
           PSF GUARANTEED
           RATED NR/Aaa
                                                                            --------------------------------------
           TOTAL TEXAS                                                      $  775,000    $  769,323    $  815,966

  3.50%    WASHINGTON
           ----------
           STATE GENERAL OBLIGATION                  6.400%       3/1/09    $  250,000    $  245,125    $  270,198
           SERIES "A"
           CALLABLE 3/1/01 @ 100
           RATED AA/Aa

           STATE GENERAL OBLIGATION                  5.500%       5/1/10    $  150,000    $  151,302    $  155,331
           SERIES "B"
           NON CALLABLE
           RATED AA/Aa
                                                                            --------------------------------------
           TOTAL WASHINGTON                                                 $  400,000    $  396,427    $  425,529

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1996

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/96      11/30/96
------------------------------------------------------------------------------------------------------------------
  3.40%    WISCONSIN
           ---------
           STATE GENERAL OBLIGATION                  6.100%       5/1/05    $  150,000    $  158,308    $  165,073
           NON-CALLABLE
           RATED AA/Aa

           STATE GENERAL OBLIGATION                  5.000%       5/1/09    $  250,000    $  250,000    $  249,075
           SERIES A
           CALLABLE 5/1/06 @ 100
           RATED AA/Aa
                                                                            --------------------------------------
           TOTAL WISCONSIN                                                  $  400,000    $  408,308    $  414,148

  1.72%    WYOMING
           -------
           COMMUNITY DEVELOPMENT AUTH                6.650%       6/1/13    $  200,000    $  200,000    $  209,460
           SERIES B
           GUARANTEED MORTGAGE LOANS
           CALLABLE 6/1/04 @ 102 8t 6/1/06 @ 100
           RATED AA/Aa

                                                                           ---------------------------------------
   100%    TOTAL INVESTMENT                                                $11,315,000   $11,328,100   $12,161,199
                                                                           =======================================

                        See Notes to Financial Statements.